Leases - Additional Information (Details) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) EuroUsd	Dec. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 248,839	$ 248,839	$ 263,424
Contractual payments for the initial term of nine seasons			$ 23,000	$ 24,900
Lease Agreement for Buildings and Docking
Disclosure of quantitative information about right-of-use assets [line items]
Initial lease term			13 years
Additional lease term			10 years
Euro to USD exchange rate | EuroUsd			1.15
Viking Yi Dun
Disclosure of quantitative information about right-of-use assets [line items]
Operating expenses related to variable lease payments	$ 4,600	$ 7,300